Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2019
Registrant Name	Hartford Funds Exchange-Traded Trust
Entity Central Index Key	0001501825
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 27, 2019
Document Effective Date	Nov. 27, 2019
Prospectus Date	Nov. 27, 2019
Hartford Municipal Opportunities ETF | Hartford Municipal Opportunities ETF
Prospectus:
Trading Symbol	HMOP
Hartford Short Duration ETF | Hartford Short Duration ETF
Prospectus:
Trading Symbol	HSRT
Hartford Schroders Tax-Aware Bond ETF | Hartford Schroders Tax-Aware Bond ETF
Prospectus:
Trading Symbol	HTAB
Hartford Total Return Bond ETF | Hartford Total Return Bond ETF
Prospectus:
Trading Symbol	HTRB